Principal Accounting Policies - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - Short-term investments - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Balance at fair value total	¥ 62,386	¥ 11,005
Level 2
Disclosure Of Significant Accounting Policies [Line Items]
Balance at fair value total	¥ 62,386	¥ 11,005